Investments in joint ventures and associates - Disclosure of detailed information about joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of financial position
Non-current assets	£ 83,531	£ 76,897
Cash and cash equivalents	163	204	£ 157	£ 73
Non-current liabilities	(54,005)	(46,234)
Current liabilities	(9,130)	(24,770)
Net assets	29,562	23,856
Income statement
Revenue	21,659	18,449	13,665
Operating profit	4,879	4,371	2,401
Profit before tax	3,590	3,441	1,664
Tax	(876)	(1,258)	(360)
Profit after tax from continuing operations	2,714	2,183	1,304
Group’s share of profit/(loss)	171	92	£ 58
BritNed Development Limited
Statement of financial position
Non-current assets	397	390
Cash and cash equivalents	208	77
All other current assets	29	10
Non-current liabilities	(55)	(52)
Non-current financial liabilities	(31)	(29)
Current liabilities	(34)	(15)
Current financial liabilities	0	0
Net assets	514	381
Group’s ownership interest in joint venture/associate	257	191
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	257	191
Income statement
Revenue	358	131
Depreciation and amortisation	(16)	(15)
Other income/(costs)	22	(9)
Operating profit	364	107
Net interest expense	(2)	(2)
Profit before tax	362	105
Tax	(82)	(20)
Profit after tax from continuing operations	280	85
Group’s share of profit/(loss)	140	43
Group adjustment: tax credit	0	0
Group’s share of post-tax results for the year	140	43
Nemo Link Limited
Statement of financial position
Non-current assets	514	515
Cash and cash equivalents	77	7
All other current assets	8	7
Non-current liabilities	(3)	(34)
Non-current financial liabilities	(32)	0
Current liabilities	(131)	(33)
Current financial liabilities	0	0
Net assets	433	462
Group’s ownership interest in joint venture/associate	217	231
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	217	231
Income statement
Revenue	88	148
Depreciation and amortisation	(23)	(23)
Other income/(costs)	(1)	(6)
Operating profit	64	119
Net interest expense	(7)	(1)
Profit before tax	57	118
Tax	(11)	(22)
Profit after tax from continuing operations	46	96
Group’s share of profit/(loss)	23	48
Group adjustment: tax credit	0	0
Group’s share of post-tax results for the year	23	48
Emerald Energy Venture LLC
Statement of financial position
Non-current assets	1,598	1,070
Cash and cash equivalents	169	134
All other current assets	14	8
Non-current liabilities	(244)	(182)
Non-current financial liabilities	(398)	(310)
Current liabilities	(131)	(66)
Current financial liabilities	(95)	(23)
Net assets	913	631
Group’s ownership interest in joint venture/associate	466	322
Group adjustment: elimination of profits on sales to joint venture	(85)	(49)
Carrying amount of the Group’s investment	381	273
Income statement
Revenue	75	25
Depreciation and amortisation	(29)	(17)
Other income/(costs)	(46)	(145)
Operating profit	0	(137)
Net interest expense	(6)	(5)
Profit before tax	(6)	(142)
Tax	0	0
Profit after tax from continuing operations	(6)	(142)
Group’s share of profit/(loss)	(3)	(72)
Group adjustment: tax credit	1	19
Group’s share of post-tax results for the year	(2)	(53)
Community Offshore Wind LLC
Statement of financial position
Non-current assets	925	7
Cash and cash equivalents	19	3
All other current assets	0	835
Non-current liabilities	(19)	(1)
Non-current financial liabilities
Current liabilities	(3)	(2)
Current financial liabilities	0	0
Net assets	922	842
Group’s ownership interest in joint venture/associate	251	230
Group adjustment: elimination of profits on sales to joint venture	0	(1)
Carrying amount of the Group’s investment	251	229
Income statement
Revenue	0	0
Depreciation and amortisation	0	0
Other income/(costs)	1	(1)
Operating profit	1	(1)
Net interest expense	0	0
Profit before tax	1	(1)
Tax	0	0
Profit after tax from continuing operations	1	(1)
Group’s share of profit/(loss)	0	0
Group adjustment: tax credit	0	0
Group’s share of post-tax results for the year	£ 0	£ 0